Additional disclosure items (Tables)	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Disclosure of fees to auditors

	2022	2021	2020
	(US$ millions)
Audit fees	5.1	5.2	5.8
Audit related fees	1.3	1.4	0.5
Tax fees	0.2	0.1	0.1
Other fees	0.2	0.4	0.1
Total	6.8	7.1	6.4

Non-cash investing and financing activities from continuing operations
Non-cash investing and financing activities from continuing operations

	Note	2022	2021	2020
		(US$ millions)
Investing activities
Acquisition of property, plant and equipment	E.2.2.	(23)	(47)	(27)
Acquisition of lease right of use assets obtained in exchange of lease liabilities	E.3.	127	106	92
Asset retirement obligations	E.2.2.	18	32	19
Financing activities
Share based compensation	B.4.1.	29	17	24

Disclosure of transactions between related parties
The Company had the following transactions with related parties:

Expenses	2022	2021	2020
	(US$ millions)
Purchases of goods and services from Miffin (i)	—	(165)	(216)
Purchases of goods and services from EPM	(45)	(39)	(37)
Other expenses	(18)	(16)	(57)
Total	(63)	(220)	(310)

Income and gains	2022	2021	2020
	(US$ millions)
Sale of goods and services to Miffin (i)	—	299	327
Sale of goods and services to EPM	11	14	15
Other revenue	1	2	2
Total	11	314	343
(i)    Miffin entities are not considered as related parties since November 12, 2021.
The Company had the following balances with related parties:

	December 31
	2022	2021
Liabilities	(US$ millions)
Payables to Honduras joint venture(iii)	48	69
Payables to EPM	39	38
Payables to Panama non-controlling interests (ii)	—	1
Other accounts payable	2	2
Total	88	110
(ii)     The non-controlling shareholders in Tigo Panama are not considered as related parties since June 29, 2022 (see note A.1.2.to our audited consolidated financial statements).
(iii)    Mainly dividends.

	December 31
	2022	2021
Assets	(US$ millions)
Receivables from EPM	2	2
Receivables from Honduras joint venture (i)	13	62
Receivables from Panama non-controlling interests (ii)	—	1
Other accounts receivable	—	5
Total	15	70
(i)    In November 2020, our operations in Honduras completed a shareholding restructuring whereby Telefónica Celular S.A. acquired the shares of Navega S.A. de C.V. from its existing shareholders. The sale consideration was payable in several installments with an expected final settlement in November 2023. During 2022, our operations in Honduras early repaid the related outstanding amount in its entirety.
(ii) The non-controlling shareholders in our Panama operations are not considered as related parties since June 29, 2022 (see note A.1.2. to our audited consolidated financial statements).